Discontinued Operations and Disposals (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Disposals [Abstract]
Schedule of discontinued Operations	Results of discontinued operations
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Revenue	8,925	44,648
Expenses	(771)	(86,532)
Profit/(Loss) from operations	8,154	(41,884)

Finance expense	(306)	(2,441)
Loss on sale of discontinued operations	(6,977)	—
Profit/(Loss) before tax from discontinued operations	871	(44,325)

Tax credit	-	3,546

Profit/(Loss) for the year from discontinued operations	871	(40,779)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£0.02	£(1.07)
Diluted loss per ordinary share from discontinued operations	£0.02	£(1.07)

Net cash flows from/(used in) discontinued operations:
Operating	(4,038)	(60,524)
Investing	18,536	(63,919)
Financing	(7,780)	13,600

Net cash inflow/(outflow)	6,718	(110,843)
Results of discontinued operations
	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Revenue	158,384	12,391	27,194
Expenses	(325,779)	(29,098)	(30,315)
Loss from operations	(167,395)	(16,707)	(3,121)

Finance income	19	1	-
Finance expense	(4,019)	(1,053)	(688)
Loss on sale of discontinued operations	(14,509)	-	-
Impairment loss on remeasurement of the disposal group	(2,518)	-	-
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)

Tax expense	2,660	3,542	-

Loss for the year from discontinued operations	(185,762)	(14,217)	(3,809)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)
Diluted loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)

Net cash flows from/(used in) discontinued operations:
Operating	(79,232)	(122,646)	23,581
Investing	(57,127)	(38,109)	-
Financing	(29,134)	29,110	(34,987)

Net cash outflow	(165,493)	(131,645)	(11,406)

Schedule of Effect of Disposal on the Financial Position of the Group	Effect of disposal on the financial position of the Group of assets and liabilities held for sale
£’000

Assets held for sale	52,971
Liabilities associated with assets held for sale	(24,760)

Net assets and liabilities disposed of	28,211

Consideration received, satisfied in cash	21,234
Cash and cash equivalents disposed of	(2,680)
Net cash inflow	18,554
Effect of disposal on the financial position of the Group
£’000

Property, plant and equipment	(12,333)
Right-of-use assets	(5,720)
Inventory	(5,570)
Trade and other receivables	(6,020)
Cash and cash equivalents	(10,800)
Trade and other payables	3,424
Loans and borrowings	14,731
Lease liabilities	5,878
Provisions	770
Net assets and liabilities	(15,640)

Consideration received, satisfied in cash	1,131
Cash and cash equivalents disposed of	(10,800)
Net cash outflow	(9,669)

Schedule of Disposal Group Held for Sale	The major classes of assets and liabilities of Cluno GmbH classified as held for sale as at December 31, 2022 are as follows:
£’000

Property, plant and equipment	39,369
Right-of-use assets	878
Intangible assets	1,729
Inventory	7,865
Trade and other receivables	3,522
Cash and cash equivalents	12,442
Assets held for sale	65,805

Trade and other payables	(4,504)
Loans and borrowings	(29,062)
Lease liabilities	(1,003)
Provisions	(5,033)
Liabilities associated with assets held for sale	(39,602)

Net assets directly associated with disposal group	26,203